Goodwill (Details Narrative)	Dec. 31, 2025
Notes and other explanatory information [abstract]
Fair value of identifiable net assets attributable to the parent percentage	67.04%
Fair value of identifiable net assets attributable to the non-controlling interest percentage	32.96%
Direct legal interest attributable to the parent percentage	69.36%
Direct legal interest attributable to the non-controlling interest percentage	30.64%